Deferred Charges - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
Deferred Charges [Line Items]
Impairment loss charged against deferred charges, net	$ 606	$ 400
Northsea Alpha and Northsea Beta
Deferred Charges [Line Items]
Impairment loss charged against deferred charges, net	$ 606